Offerings - Offering: 1	Sep. 05, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2024B 4.85% Senior Notes due March 15, 2035
Maximum Aggregate Offering Price	$ 748,890,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,536.16
Offering Note	(1) This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in The Southern Company's Registration Statement on Form S-3 (File No. 333-277138) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.